Intangible Assets - Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Gross	$ 5,224	$ 5,224
Accumulated Amortization	(3,773)	(3,099)
Foreign Exchange Rate Changes	(138)	(167)
Total	1,313	1,958	$ 1,062
Amortization expense	653	646
Patents
Finite-Lived Intangible Assets [Line Items]
Gross	2,963	2,963
Accumulated Amortization	(1,679)	(1,383)
Foreign Exchange Rate Changes	0	0
Total	$ 1,284	$ 1,580
Estimated useful life (in years)	10 years	10 years
Developed technology - 150V
Finite-Lived Intangible Assets [Line Items]
Gross	$ 560	$ 560
Accumulated Amortization	(519)	(425)
Foreign Exchange Rate Changes	(34)	(41)
Total	$ 7	$ 94
Estimated useful life (in years)	6 years	6 years
Developed technology - 600V
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,701	$ 1,701
Accumulated Amortization	(1,575)	(1,291)
Foreign Exchange Rate Changes	(104)	(126)
Total	$ 22	$ 284
Estimated useful life (in years)	6 years	6 years